Options (Details 1) - USD ($)	3 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Stock based compensation expense components	$ 2,274	$ 31,688
Research and Development Expense [Member]
Stock based compensation expense components	3,501	11,039
Selling, General and Administrative Expenses [Member]
Stock based compensation expense components	$ (1,227)	$ 20,649